REGULATORY CAPITAL - Regulatory Capital Compliance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital ratio, stated minimum	4.50%
Tier 1 Capital ratio, stated minimum	6.00%
Total Capital ratio, stated minimum	8.00%
Tier 1 Leverage ratio, stated minimum	4.00%
Dividends received from Citibank N.A.	$ 13,800	$ 13,500
Citigroup Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital	167,378
Tier 1 Capital	178,387
Total Capital (Tier 1 Capital Tier 2 Capital)	202,146
Total Risk-Weighted Assets	1,166,764
Quarterly Adjusted Average Total Assets	1,768,415
Total Leverage Exposure	$ 2,351,883
Common Equity Tier 1 Capital ratio	14.35%
Tier 1 Capital ratio, well capitalized minimum	6.00%
Tier 1 Capital ratio	15.29%
Total Capital ratio, well capitalized minimum	10.00%
Total Capital ratio	17.33%
Tier 1 Leverage ratio	10.09%
Supplementary leverage ratio	7.58%
Risk-weighted assets, standardized approach	$ 1,126,000
Citibank, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital	126,220
Tier 1 Capital	126,465
Total Capital (Tier 1 Capital Tier 2 Capital)	138,821
Total Risk-Weighted Assets	973,933
Quarterly Adjusted Average Total Assets	1,333,161
Total Leverage Exposure	$ 1,859,394
Common Equity Tier 1 Capital ratio	12.61%
Common Equity Tier 1 Capital ratio, well capitalized minimum	6.50%
Tier 1 Capital ratio, well capitalized minimum	8.00%
Tier 1 Capital ratio	12.63%
Total Capital ratio, well capitalized minimum	10.00%
Total Capital ratio	14.25%
Tier 1 Leverage ratio	9.49%
Tier 1 Leverage ratio, well capitalized minimum	5.00%
Supplementary leverage ratio	6.80%
Risk-weighted assets, standardized approach	$ 1,001,000
Forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Supplementary leverage ratio, stated minimum			3.00%
Supplementary leverage ratio, well capitalized minimum			6.00%